INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation between the reported income tax expense and income tax computed by applying the statutory income tax rate
Income taxes at PRC statutory income tax rate of 25%	$ 9,283	¥ 64,623	¥ (218,090)	¥ 159,136
Differential tax rates for non-PRC entities	(6)	(39)	(439)	2,053
Preferential income tax rate inside the PRC	448	3,120	6,896	127,602
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years	261	1,815	20,811	55,541
Current year change of valuation allowance on deferred tax assets	9,340	65,024	81,907	27,757
Distribution tax on PRC earnings	1,724	12,000		30,000
Non-deductible share-based compensation expense	929	6,466	6,748	42,429
Non-deductible bonus expense paid out of trust funds	931	6,483
Tax savings from additional deductions on certain research and development expenses	(3,556)	(24,757)	(18,386)	(8,117)
(Non-taxable)/taxable gain on disposal of subsidiaries			541	(8,869)
Non-deductible loss on goodwill impairment			126,250
Interest on unrecognized tax benefits	1,777	12,369	4,267
Tax-exempt income	(5,243)	(36,504)
Change of tax rate impact	1,297	9,028
Distribution tax on VIE earnings	682	4,745
Other, net	508	3,552	4,315	(2,772)
Total income tax expense	$ 18,375	¥ 127,925	¥ 1,028	¥ 169,556
Effective tax rate	49.00%	49.00%	0.10%	27.00%